Nuveen New Jersey Quality Municipal Income
Fund
Portfolio of Investments May 31, 2024
(Unaudited)
NXJ
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 164.7% (100.0% of Total Investments)
X 899,182,357
MUNICIPAL BONDS - 164.7%  (100.0% of Total Investments) X 899,182,357
Consumer Discretionary - 0.9% (0.5% of Total Investments)
Middlesex County Improvement Authority, New Jersey, Senior Revenue
Bonds, Heldrich Center Hotel/Conference Center Project, Series 2005A:
$ 2,460 (c) 5.000%, 1/01/32 7/24 at 100.00 $ 1,746,600
1,485 (c) 5.125%, 1/01/37 7/24 at 100.00 1,054,350
New Jersey Housing & Mortgage Finance Agency:
2,000 5.000%, 1/20/66 6/34 at 100.00 1,985,856
Total Consumer Discretionary 4,786,806
Consumer Staples - 5.4% (3.3% of Total Investments)
Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018A:
8,525 4.000%, 6/01/37 6/28 at 100.00 8,456,723
12,895 5.000%, 6/01/46 6/28 at 100.00 13,118,866
7,705 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018B, 5.000%, 6/01/46
6/28 at 100.00 7,757,522
Total Consumer Staples 29,333,111
Education and Civic Organizations - 21.5% (13.1% of Total Investments)
1,000 Atlantic County Improvement Authority, New Jersey, General Obligation
Lease Revenue Bonds, Stockton University Atlantic City Campus Phase II,
Series 2021A, 4.000%, 7/01/53 - AGM Insured
7/31 at 100.00 898,550
715 Camden County Improvement Authority, New Jersey, School Revenue
Bonds, KIPP: Cooper Norcross Academy 2022 Project, Social Series 2022,
6.000%, 6/15/62
12/30 at 100.00 756,024
Essex County Improvement Authority, New Jersey, General Obligation
Lease Revenue Bonds, Institute of Technology CHF-Newark, LLC-NJIT
Student Housing Project, Series 2021A:
1,600 4.000%, 8/01/51 - BAM Insured 8/31 at 100.00 1,492,374
1,000 4.000%, 8/01/56 - BAM Insured 8/31 at 100.00 928,117
1,000 Gloucester County Improvement Authority, New Jersey, Revenue Bonds,
Rowan University Fossil Park & Student Center Projects, Series 2021,
4.000%, 7/01/46 - BAM Insured
7/30 at 100.00 964,719
Gloucester County Improvement Authority, New Jersey, Revenue Bonds,
Rowan University Project, County Guaranteed Loan, Series 2024:
4,320 (d) 5.000%, 7/01/49 - BAM Insured, (UB) 1/32 at 100.00 4,560,571
4,000 (d) 5.000%, 7/01/54 - BAM Insured, (UB) 1/32 at 100.00 4,200,269
1,015 Gloucester County Improvement Authority, New Jersey, Revenue Bonds,
Rowan University Student Center Project, Series 2024, 4.000%, 2/27/25
12/24 at 100.00 1,015,672
1,000 New Jersey Economic Development Authority, Charter School Revenue
Bonds, Foundation Academy Charter School, Series 2018A, 5.000%,
7/01/50
1/28 at 100.00 967,420
175 (e) New Jersey Economic Development Authority, Charter School Revenue
Bonds, Teaneck Community Charter School, Series 2017A, 5.125%,
9/01/52
9/27 at 100.00 170,776
2,025 New Jersey Economic Development Authority, Revenue Bonds, The
Seeing Eye Inc., Refunding Series 2015, 5.000%, 3/01/25
No Opt. Call 2,042,236
New Jersey Economic Development Authority, Revenue Bonds, The
Seeing Eye Inc., Refunding Series 2017:
820 3.000%, 6/01/32 12/27 at 100.00 754,302
500 5.000%, 6/01/32 12/27 at 100.00 516,076
1,000 New Jersey Educational Facilities Authority, Revenue Bonds, Kean
University, Refunding Series 2015H, 4.000%, 7/01/39 - AGM Insured
7/25 at 100.00 973,422
New Jersey Educational Facilities Authority, Revenue Bonds, Montclair
State University, Refunding Series 2015D:
2,395 5.000%, 7/01/31 7/25 at 100.00 2,424,136
1,600 5.000%, 7/01/33 7/25 at 100.00 1,619,267
1,000 5.000%, 7/01/34 7/25 at 100.00 1,011,696

Nuveen New Jersey Quality Municipal Income Fund
(continued)
Portfolio of Investments
May 31, 2024
(Unaudited)

NXJ
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Education and Civic Organizations (continued)
$ 5,280 New Jersey Educational Facilities Authority, Revenue Bonds, Princeton
University, Refunding Series 2021C, 5.000%, 3/01/30
No Opt. Call $ 5,774,664
12,000 (d) New Jersey Educational Facilities Authority, Revenue Bonds, Princeton
University, Series 2024B, 4.000%, 3/01/53, (UB)
3/34 at 100.00 11,524,418
4,000 (d),(e) New Jersey Educational Facilities Authority, Revenue Bonds, Princeton
University, Tender Option Bond Trust 2015-XF0149, 7.079%, 7/01/44, (IF)
7/24 at 100.00 4,010,139
New Jersey Educational Facilities Authority, Revenue Bonds, Rider
University, Series  2017F:
330 3.750%, 7/01/37 7/27 at 100.00 253,541
3,830 4.000%, 7/01/42 7/27 at 100.00 2,771,349
3,885 5.000%, 7/01/47 7/27 at 100.00 2,997,975
1,200 New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall
University, Refunding Series 2015C, 5.000%, 7/01/35
7/25 at 100.00 1,211,558
775 New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall
University, Refunding Series 2017D, 3.500%, 7/01/44
7/27 at 100.00 637,167
New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall
University, Series 2013D:
685 5.000%, 7/01/38 7/24 at 100.00 685,240
1,935 5.000%, 7/01/43 7/24 at 100.00 1,935,453
1,980 New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall
University, Series 2016C, 3.000%, 7/01/46
7/26 at 100.00 1,459,510
860 New Jersey Educational Facilities Authority, Revenue Bonds, Stevens
Institute of Technology Issue, Green Series 2020A, 4.000%, 7/01/50
7/30 at 100.00 745,569
New Jersey Educational Facilities Authority, Revenue Bonds, Stevens
Institute of Technology, Series 2017A:
1,060 5.000%, 7/01/37 7/27 at 100.00 1,086,074
2,280 5.000%, 7/01/42 7/27 at 100.00 2,305,430
1,050 4.000%, 7/01/47 7/27 at 100.00 927,475
3,160 5.000%, 7/01/47 7/27 at 100.00 3,178,189
4,560 New Jersey Educational Facilities Authority, Revenue Bonds, William
Paterson University, Series 2015C, 5.000%, 7/01/40
7/25 at 100.00 4,593,082
New Jersey Educational Facilities Authority, Revenue Bonds, William
Paterson University, Series 2017B:
2,000 5.000%, 7/01/42 - AGM Insured 7/27 at 100.00 2,049,076
2,295 5.000%, 7/01/47 - AGM Insured 7/27 at 100.00 2,338,196
1,165 New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Refunding Senior Series 2021B, 2.500%, 12/01/40, (AMT)
12/29 at 100.00 1,024,484
11,925 New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Refunding Senior Series 2022B, 4.000%, 12/01/41, (AMT)
12/30 at 100.00 11,313,358
New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Refunding Series 2018A:
760 3.750%, 12/01/30, (AMT) 6/28 at 100.00 749,601
775 4.000%, 12/01/32, (AMT) 6/28 at 100.00 773,509
605 4.000%, 12/01/33, (AMT) 6/28 at 100.00 601,390
645 4.000%, 12/01/35, (AMT) 6/28 at 100.00 641,460
1,375 New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Refunding Series 2023B, 4.000%, 12/01/44, (AMT)
12/33 at 100.00 1,286,363
1,000 New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Refunding Series 2024B, 4.250%, 12/01/45, (AMT)
12/34 at 100.00 967,022
2,430 New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Refunding Subordinate Series 2021C, 3.250%, 12/01/51,
(AMT)
12/29 at 100.00 1,713,760
2,500 New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Refunding Subordinate Series 2022C, 5.000%, 12/01/52,
(AMT)
12/30 at 100.00 2,467,862
New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Senior Lien Series 2016-1A:
1,530 3.500%, 12/01/32, (AMT) 12/25 at 100.00 1,497,964
350 4.000%, 12/01/39, (AMT) 12/25 at 100.00 349,180
1,060 New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Senior Series 2019B, 3.250%, 12/01/39, (AMT)
6/28 at 100.00 972,498
495 New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Senior Series 2020B, 3.500%, 12/01/39, (AMT)
12/28 at 100.00 467,419

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Education and Civic Organizations (continued)
New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Series 2015-1A:
$ 1,615 4.000%, 12/01/28, (AMT) 12/24 at 100.00 $ 1,607,688
895 4.000%, 12/01/30, (AMT) 12/24 at 100.00 872,184
6,855 New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Subordinate Series 2017-C, 4.250%, 12/01/47, (AMT)
12/26 at 100.00 6,404,903
4,795 New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Subordinate Series 2019C, 3.625%, 12/01/49, (AMT)
6/28 at 100.00 3,731,809
1,000 New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Subordinate Series 2020C, 4.250%, 12/01/50, (AMT)
12/28 at 100.00 877,219
2,315 New Jersey Institute of Technology, New Jersey, General Obligation
Bonds, Series 2015A, 5.000%, 7/01/45
7/25 at 100.00 2,322,638
1,000 Passaic County Improvement Authority, New Jersey, Charter School
Revenue Bonds, Paterson Arts & Science Charter School, Series 2023,
5.500%, 7/01/58
7/31 at 100.00 1,019,863
Total Education and Civic Organizations 117,441,906
Financials - 0.2% (0.1% of Total Investments)
1,054 New Jersey Economic Development Authority, Revenue Refunding
Bonds, Kapkowski Road Landfill Project, Series 2002, 6.500%, 4/01/28
No Opt. Call 1,055,074
Total Financials 1,055,074
Health Care - 13.4% (8.2% of Total Investments)
New Jersey Health Care Facilities Authority, Revenue Bonds, Atlanticare
Health System Obligated Group Issue, Series 2021:
2,880 2.375%, 7/01/46 7/31 at 100.00 1,790,522
1,215 3.000%, 7/01/51 7/31 at 100.00 881,283
135 New Jersey Health Care Facilities Finance Authority, Revenue Bonds, AHS
Hospital Corporation, Series 2008A, 5.000%, 7/01/27
7/24 at 100.00 135,041
2,035 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
AHS Hospital Corporation, Refunding Series 2016, 4.000%, 7/01/41
1/27 at 100.00 1,982,963
New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Hackensack Meridian Health Obligated Group, Refunding Series 2017A:
700 5.000%, 7/01/28 7/27 at 100.00 725,514
4,140 5.000%, 7/01/57 7/27 at 100.00 4,178,521
New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Hunterdon Medical Center, Refunding Series 2014A:
210 4.000%, 7/01/45 7/24 at 100.00 189,130
12,010 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Inspira Health Obligated Group Issue, Series 2017A, 5.000%, 7/01/42
7/27 at 100.00 12,197,411
New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Princeton HealthCare System, Series 2016A:
830 5.000%, 7/01/32 7/26 at 100.00 849,056
1,055 5.000%, 7/01/33 7/26 at 100.00 1,078,604
1,370 5.000%, 7/01/34 7/26 at 100.00 1,400,049
New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Robert Wood Johnson University Hospital Issue, Series 2014A:
5,955 5.000%, 7/01/43 8/24 at 100.00 5,967,142
3,945 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Robert Wood Johnson University Hospital, Series 2013A, 5.500%, 7/01/43
8/24 at 100.00 3,956,805
4,670 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
RWJ Barnabas Health Obligated Group, Refunding Series 2016A, 5.000%,
7/01/43
7/26 at 100.00 4,726,417
375 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
RWJ Barnabas Health Obligated Group, Refunding Series 2024A, 4.250%,
7/01/54
7/34 at 100.00 358,987
New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
RWJ Barnabas Health Obligated Group, Series 2021A:
1,690 4.000%, 7/01/45 7/31 at 100.00 1,601,340
1,000 3.000%, 7/01/51 7/31 at 100.00 727,758
1,755 4.000%, 7/01/51 7/31 at 100.00 1,624,191

Nuveen New Jersey Quality Municipal Income Fund
(continued)
Portfolio of Investments
May 31, 2024
(Unaudited)

NXJ
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Health Care (continued)
New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Saint Joseph's Healthcare System Obligated Group Issue, Refunding
Series 2016:
$ 1,600 3.000%, 7/01/32 7/26 at 100.00 $ 1,365,641
1,135 4.000%, 7/01/34 7/26 at 100.00 1,066,608
1,600 5.000%, 7/01/35 7/26 at 100.00 1,612,034
3,700 5.000%, 7/01/36 7/26 at 100.00 3,722,707
2,095 5.000%, 7/01/41 7/26 at 100.00 2,076,189
6,595 4.000%, 7/01/48 7/26 at 100.00 5,753,727
New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
University Hospital Issue, Refunding Series 2015A:
3,875 4.125%, 7/01/38 - AGM Insured 7/25 at 100.00 3,786,837
3,915 5.000%, 7/01/46 - AGM Insured 7/25 at 100.00 3,928,400
New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Valley Health System Obligated Group, Series 2019:
1,705 4.000%, 7/01/44 7/29 at 100.00 1,629,237
5,350 3.000%, 7/01/49 7/29 at 100.00 4,140,005
Total Health Care 73,452,119
Housing/Multifamily - 5.0% (3.0% of Total Investments)
New Jersey Economic Development Authority, Revenue Bonds, Provident
Group - Kean Properties LLC - Kean University Student Housing Project,
Series 2017A:
450 5.000%, 7/01/47 1/27 at 100.00 432,705
1,400 5.000%, 1/01/50 1/27 at 100.00 1,335,833
1,900 New Jersey Economic Development Authority, Revenue Bonds, Provident
Group - Rowan Properties LLC - Rowan University Student Housing
Project, Series 2015A, 5.000%, 1/01/48
1/25 at 100.00 1,784,792
6,575 New Jersey Economic Development Authority, Revenue Bonds, West
Campus Housing LLC - New Jersey City University Student Housing
Project, Series 2015, 5.000%, 7/01/47
7/25 at 100.00 5,542,122
New Jersey Housing & Mortgage Finance Agency:
1,730 5.250%, 12/20/65 3/34 at 100.00 1,757,840
3,377 New Jersey Housing & Mortgage Finance Agency, Multifamily Conduit
Revenue Bonds, Cherry Garden Apartments Project, Series 2021B,
2.375%, 1/01/39
No Opt. Call 2,478,551
4,320 New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue
Bonds, Series 2015A, 4.000%, 11/01/45
11/24 at 100.00 3,982,061
New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue
Bonds, Series 2017D:
1,125 3.900%, 11/01/32, (AMT) 5/26 at 100.00 1,088,580
1,750 4.250%, 11/01/37, (AMT) 5/26 at 100.00 1,725,365
New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue
Bonds, Series 2020A:
1,150 2.300%, 11/01/40 11/29 at 100.00 812,510
500 2.450%, 11/01/45 11/29 at 100.00 318,974
1,000 2.550%, 11/01/50 11/29 at 100.00 625,636
1,000 2.625%, 11/01/56 11/29 at 100.00 634,929
New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue
Bonds, Series 2021A:
1,500 2.250%, 11/01/36 11/30 at 100.00 1,168,106
1,270 2.650%, 11/01/46 11/30 at 100.00 878,409
1,445 2.700%, 11/01/51 11/30 at 100.00 954,453
1,310 2.750%, 11/01/56 11/30 at 100.00 828,726
750 New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue
Bonds, Series 2023C, 5.000%, 11/01/38, (AMT)
5/32 at 100.00 763,925
Total Housing/Multifamily 27,113,517
Housing/Single Family - 11.5% (7.0% of Total Investments)
New Jersey Housing and Mortgage Finance Agency, Single Family
Housing Revenue Bonds, Series 2018A:
5,280 3.600%, 4/01/33 10/27 at 100.00 4,898,564
3,275 3.750%, 10/01/35 10/27 at 100.00 3,014,375

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Housing/Single Family (continued)
$ 2,840 New Jersey Housing and Mortgage Finance Agency, Single Family
Housing Revenue Bonds, Series 2018B, 3.800%, 10/01/32, (AMT)
10/27 at 100.00 $ 2,730,467
New Jersey Housing and Mortgage Finance Agency, Single Family
Housing Revenue Bonds, Series 2019C:
4,585 3.500%, 10/01/34 4/28 at 100.00 4,191,673
4,835 (d) 3.850%, 10/01/39, (UB) 4/28 at 100.00 4,467,112
2,780 3.950%, 10/01/44 4/28 at 100.00 2,523,703
New Jersey Housing and Mortgage Finance Agency, Single Family
Housing Revenue Bonds, Series 2020E:
4,810 2.050%, 10/01/35 4/29 at 100.00 3,777,909
6,235 2.250%, 10/01/40 4/29 at 100.00 4,511,181
3,210 2.400%, 10/01/45 4/29 at 100.00 2,151,321
New Jersey Housing and Mortgage Finance Agency, Single Family
Housing Revenue Bonds, Series 2024K:
1,000 4.150%, 10/01/39 10/32 at 100.00 991,675
1,335 4.550%, 10/01/44 10/32 at 100.00 1,343,961
1,500 4.700%, 10/01/50 10/32 at 100.00 1,488,699
New Jersey Housing and Mortgage Finance Agency, Single Family
Housing Revenue Bonds, Social Series 2021H:
5,995 1.900%, 10/01/36 4/30 at 100.00 4,344,981
4,625 2.150%, 10/01/41 4/30 at 100.00 3,197,400
8,070 2.400%, 4/01/52 4/30 at 100.00 5,087,456
New Jersey Housing and Mortgage Finance Agency, Single Family
Housing Revenue Bonds, Social Series 2022I:
4,040 4.500%, 10/01/42 4/31 at 100.00 4,064,722
3,095 4.600%, 10/01/46 4/31 at 100.00 3,045,920
New Jersey Housing and Mortgage Finance Agency, Single Family
Housing Revenue Bonds, Social Series 2023J:
1,000 (d) 4.150%, 10/01/38, (UB) 4/32 at 100.00 983,332
2,300 (d) 4.500%, 10/01/43, (UB) 4/32 at 100.00 2,310,234
3,850 (d) 4.700%, 10/01/48, (UB) 4/32 at 100.00 3,867,882
Total Housing/Single Family 62,992,567
Long-Term Care - 0.7% (0.4% of Total Investments)
1,110 New Jersey Economic Development Authority, Fixed Rate Revenue
Bonds, Lions Gate Project, Series 2014, 5.250%, 1/01/44
7/24 at 100.00 1,042,758
2,755 (c),(e) New Jersey Economic Development Authority, Revenue Bonds, White
Horse HMT Urban Renewal LLC Project, Series 2020, 5.000%, 1/01/40
1/28 at 102.00 1,886,038
1,440 (c),(e) New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Village Drive Healthcare Urban Renewal LLC, Series 2018, 5.750%,
10/01/38
10/26 at 102.00 1,053,202
Total Long-Term Care 3,981,998
Tax Obligation/General - 15.8% (9.6% of Total Investments)
1,780 Bridgewater & Raritan School District, Somerset County, New Jersey,
General Obligation Bonds, Series 2024, 4.000%, 7/15/45
1/33 at 100.00 1,771,441
2,920 Cumberland County Improvement Authority, New Jersey, Guaranteed
Lease Revenue Bonds, County Correctional Facility Project, Series 2018,
4.000%, 10/01/43 - BAM Insured
10/28 at 100.00 2,846,384
Cumberland County, New Jersey, General Obligation Bonds, Series 2021:
1,470 2.000%, 5/15/30 5/28 at 100.00 1,269,783
1,475 2.000%, 5/15/31 5/28 at 100.00 1,243,804
7,200 Essex County Improvement Authority, New Jersey, Lease Revenue Bonds,
Essex County Family Court Building House Projects, County Guaranteed
Series 2023, 5.000%, 7/03/24
No Opt. Call 7,203,680
680 Hamilton Township, Mercer County Board of Education, New Jersey,
General Obligation Bonds, Series 2017, 3.250%, 12/15/38
12/27 at 100.00 593,662
Harrison, New Jersey, General Obligation Bonds, Parking Utility Series
2018:
1,340 3.125%, 3/01/31 - BAM Insured 3/28 at 100.00 1,255,231
1,110 3.250%, 3/01/32 - BAM Insured 3/28 at 100.00 1,038,689
1,255 3.500%, 3/01/36 - BAM Insured 3/28 at 100.00 1,175,725

Nuveen New Jersey Quality Municipal Income Fund
(continued)
Portfolio of Investments
May 31, 2024
(Unaudited)

NXJ
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/General (continued)
$ 1,040 Hudson County Improvement Authority, New Jersey, County Guaranteed
Governmental Loan Revenue Bonds, Guttenberg General Obligation
Bond Project, Series 2018, 5.000%, 8/01/42
8/25 at 100.00 $ 1,050,743
1,750 Hudson County Improvement Authority, New Jersey, County Guaranteed
Pooled Notes, Series 2023B-1, 5.000%, 7/24/24
No Opt. Call 1,752,255
Hudson County Improvement Authority, New Jersey, County Secured
Lease Revenue Bonds, Hudson County Courthouse Project, Series 2020:
2,000 4.000%, 10/01/46 10/30 at 100.00 1,924,022
2,390 4.000%, 10/01/51 10/30 at 100.00 2,247,041
Hudson County Improvement Authority, New Jersey, County Secured
Lease Revenue Bonds, Hudson County Vocational Technical Schools
Project, Series 2016:
4,235 5.000%, 5/01/46 5/26 at 100.00 4,291,599
9,775 5.250%, 5/01/51 5/26 at 100.00 9,942,252
Jersey City Board of Education, Hudson County, New Jersey, General
Obligation Bonds, School Energy Savings Refunding Series 2023:
650 4.000%, 8/15/40 - AGM Insured 8/33 at 100.00 652,242
500 4.000%, 8/15/41 - AGM Insured 8/33 at 100.00 501,633
880 4.125%, 8/15/42 - AGM Insured 8/33 at 100.00 890,561
2,000 Jersey City, New Jersey, Bond Anticipation Notes Series 2023C, 5.000%,
10/24/24
No Opt. Call 2,006,399
5,000 Jersey City, New Jersey, General Obligation Bonds, General Improvement
Series 2022A, 3.000%, 2/15/37
2/29 at 100.00 4,450,683
Jersey City, New Jersey, General Obligation Bonds, Refunding General
Improvement Series 2017A:
1,000 5.000%, 11/01/29 11/27 at 100.00 1,051,290
515 5.000%, 11/01/31 11/27 at 100.00 540,439
440 5.000%, 11/01/33 11/27 at 100.00 460,950
Monmouth County Improvement Authority, New Jersey, Governmental
Pooled Loan Revenue Bonds, Series 2021A:
190 3.000%, 3/01/32 3/31 at 100.00 177,165
1,000 3.000%, 3/01/36 3/31 at 100.00 899,352
760 Montclair Township, Essex County, New Jersey, General Obligation
Bonds, Refunding Parking Utility Series 2014A, 5.000%, 1/01/37
7/24 at 100.00 760,498
1,110 New Brunswick, New Jersey, General Obligation Bonds, Cultural Center
Project, Series 2017, 4.000%, 9/15/44 - AGM Insured
9/27 at 100.00 1,110,035
New Jersey State, General Obligation Bonds, Covid-19 Emergency Series
2020A:
5,230 4.000%, 6/01/31 No Opt. Call 5,426,491
3,510 3.000%, 6/01/32 No Opt. Call 3,280,290
3,115 New Jersey State, General Obligation Bonds, Various Purpose Series
2020, 2.250%, 6/01/35
12/27 at 100.00 2,478,702
Newark Board of Education, Essex County, New Jersey, General
Obligation Bonds, School Energy Savings Series 2021:
750 3.000%, 7/15/38 - BAM Insured 7/31 at 100.00 621,598
755 3.000%, 7/15/39 - BAM Insured 7/31 at 100.00 612,937
1,000 3.000%, 7/15/40 - BAM Insured 7/31 at 100.00 792,651
2,400 Newark, Essex County, New Jersey, Mass Transit Access Tax Revenue
Bonds, Mulberry Pedestrian Bridge Redevelopment Project, Series 2022,
6.000%, 11/15/62 - AGM Insured
11/32 at 100.00 2,688,144
Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1:
2,937 4.000%, 7/01/33 7/31 at 103.00 2,936,924
2,032 4.000%, 7/01/35 7/31 at 103.00 1,996,239
1,000 Sayreville School District, Middlesex County, New Jersey, General
Obligation Bonds, School Series 2022, 4.000%, 1/15/41 - BAM Insured
1/32 at 100.00 993,654
South Orange Village Township, New Jersey, General Obligation Bonds,
Refunding Series 2020:
400 4.000%, 1/15/25 No Opt. Call 400,834
500 4.000%, 1/15/26 No Opt. Call 503,395
1,196 South Orange Village Township, New Jersey, General Obligation Bonds,
Series 2023, 5.000%, 6/28/24
No Opt. Call 1,196,718

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/General (continued)
$ 4,885 Union County Utilities Authority, New Jersey, Resource Recovery Facility
Lease Revenue Bonds, Covantan Union Inc. Lessee, Refunding Series
2011B, 5.250%, 12/01/31, (AMT)
7/24 at 100.00 $ 4,888,393
2,515 Union County Utilities Authority, New Jersey, Solid Waste System County
Deficiency Revenue Bonds, Series 2011A, 5.000%, 6/15/41
7/24 at 100.00 2,515,352
1,515 Washington Township Board of Education, Mercer County, New Jersey,
General Obligation Bonds, Series 2005, 5.250%, 1/01/27 - AGM Insured
No Opt. Call 1,575,460
Total Tax Obligation/General 86,015,340
Tax Obligation/Limited - 46.5% (28.2% of Total Investments)
2,365 Bergen County Improvement Authority, New Jersey, County Guaranteed
Revenue Bonds, Bergen New Bridge Medical Center Project, Series 2022,
5.000%, 8/01/47
8/32 at 100.00 2,553,668
3,775 Bergen County Improvement Authority, New Jersey, Guaranteed Lease
Revenue Bonds, County Administration Complex Project, Series 2005,
5.000%, 11/15/26
No Opt. Call 3,923,485
1,000 Bergen County Improvement Authority, New Jersey, Lease Revenue
Bonds, Boro Ridgefield Project, County Guaranteed Series 2020, 4.000%,
10/15/42
10/30 at 100.00 1,010,033
7,500 Burlington County Bridge Commission, New Jersey, Governmental
Leasing Program Revenue Bonds, Series 2023C, 4.500%, 8/07/24
No Opt. Call 7,506,112
3,000 Garden State Preservation Trust, New Jersey, Open Space and Farmland
Preservation Bonds, Series 2003B, 0.000%, 11/01/25 - AGM Insured
No Opt. Call 2,841,378
330 Garden State Preservation Trust, New Jersey, Open Space and Farmland
Preservation Bonds, Series 2005A, 5.750%, 11/01/28 - AGM Insured
No Opt. Call 346,120
Middlesex County Improvement Authority, New Jersey, General
Obligation Lease Revenue Bonds, New Jersey Health + Life Science
Exchange - H-1 Project Series 2023A:
1,965 5.000%, 8/15/49 8/33 at 100.00 2,114,009
8,000 (d) 4.000%, 8/15/53, (UB) 8/33 at 100.00 7,605,803
7,785 (d) 5.000%, 8/15/53, (UB) 8/33 at 100.00 8,271,559
6,025 5.000%, 8/15/53 8/33 at 100.00 6,401,559
5,445 New Jersey Economic Development Authority, Lease Revenue Bonds,
State House Project, Series 2017B, 4.500%, 6/15/40
12/28 at 100.00 5,504,067
New Jersey Economic Development Authority, New Jersey, Transit
Transportation Project Revenue Bonds, Portal North Bridge Project Series
2022A:
2,400 5.250%, 11/01/47 11/32 at 100.00 2,579,970
1,685 5.000%, 11/01/52 11/32 at 100.00 1,755,176
5,575 New Jersey Economic Development Authority, Revenue Bonds, Motor
Vehicle Surcharge, Refunding Subordinate Series 2017A, 3.375%, 7/01/30
7/27 at 100.00 5,257,566
6,000 New Jersey Economic Development Authority, Revenue Bonds, New
Jersey Transit Corporation Projects Sublease, Refunding Series 2017B,
5.000%, 11/01/25
No Opt. Call 6,111,373
New Jersey Economic Development Authority, School Facilities
Construction Bonds, Social Series 2021QQQ:
1,300 5.000%, 6/15/31 12/30 at 100.00 1,407,308
1,000 5.000%, 6/15/32 12/30 at 100.00 1,081,798
New Jersey Educational Facilities Authority, Revenue Bonds, Higher
Education Capital Improvement Fund Series 2023A:
6,495 (d) 4.625%, 9/01/48, (UB) 3/33 at 100.00 6,623,194
590 5.250%, 9/01/53 3/33 at 100.00 635,215
New Jersey Transportation Trust Fund Authority, Federal Highway
Reimbursement Revenue Notes, Series 2016A-1:
1,140 5.000%, 6/15/29 6/26 at 100.00 1,165,111
655 5.000%, 6/15/30 6/26 at 100.00 668,900
2,000 New Jersey Transportation Trust Fund Authority, Federal Highway
Reimbursement Revenue Notes, Series 2018A, 5.000%, 6/15/31
6/26 at 100.00 2,039,754
New Jersey Transportation Trust Fund Authority, Transportation Program
Bonds, Series 2022BB:
1,250 3.000%, 6/15/50 12/31 at 100.00 907,280
1,500 4.000%, 6/15/50 12/31 at 100.00 1,390,155

Nuveen New Jersey Quality Municipal Income Fund
(continued)
Portfolio of Investments
May 31, 2024
(Unaudited)

NXJ
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
New Jersey Transportation Trust Fund Authority, Transportation Program
Bonds, Series 2022CC:
$ 3,750 5.000%, 6/15/42 12/32 at 100.00 $ 4,022,626
1,250 5.000%, 6/15/48 12/32 at 100.00 1,316,612
1,610 5.500%, 6/15/50 12/32 at 100.00 1,748,052
1,000 New Jersey Transportation Trust Fund Authority, Transportation Program
Bonds, Series 2023AA, 4.250%, 6/15/44
6/33 at 100.00 982,501
32,965 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Capital Appreciation Series 2010A, 0.000%, 12/15/30
No Opt. Call 25,519,021
New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Refunding Series 2006C:
37,600 0.000%, 12/15/32 - AGM Insured No Opt. Call 26,962,077
39,090 0.000%, 12/15/33 - AGM Insured No Opt. Call 26,827,686
5,160 0.000%, 12/15/34 - AGM Insured No Opt. Call 3,392,865
7,000 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2010D, 5.000%, 12/15/24
No Opt. Call 7,042,834
New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2018A:
1,150 5.000%, 12/15/35 12/28 at 100.00 1,208,770
440 5.000%, 12/15/36 12/28 at 100.00 461,428
4,950 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2019A, 4.000%, 12/15/39
12/29 at 100.00 4,868,361
5,370 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2019AA, 5.000%, 6/15/46
12/28 at 100.00 5,506,510
New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2019BB:
750 4.000%, 6/15/44 12/28 at 100.00 716,867
6,845 3.500%, 6/15/46 12/28 at 100.00 5,754,099
2,900 4.000%, 6/15/50 12/28 at 100.00 2,687,632
New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2020AA:
4,425 5.000%, 6/15/45 12/30 at 100.00 4,645,057
3,435 3.000%, 6/15/50 12/30 at 100.00 2,493,206
525 4.000%, 6/15/50 12/30 at 100.00 486,554
Newark Parking Authority, Essex County, New Jersey, Lease Revenue
Bonds, Parking Facility/Office Project Series 2023:
600 5.250%, 2/01/43 - AGM Insured 2/33 at 100.00 625,701
1,250 5.500%, 2/01/51 - AGM Insured 2/33 at 100.00 1,308,153
3,860 Passaic County Improvement Authority, New Jersey, Lease Revenue
Bonds, Preakness Healthcare Center Expansion Project, Refunding Series
2015, 3.750%, 5/01/36
5/25 at 100.00 3,800,497
3,610 Passaic County Improvement Authority, New Jersey, Lease Revenue
Bonds, Preakness Healthcare Center Expansion Project, Series 2012,
3.500%, 5/01/35
7/24 at 100.00 3,538,917
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1:
839 4.750%, 7/01/53 7/28 at 100.00 833,731
2,568 5.000%, 7/01/58 7/28 at 100.00 2,568,833
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2:
2,874 4.329%, 7/01/40 7/28 at 100.00 2,865,007
1,002 4.784%, 7/01/58 7/28 at 100.00 993,137
1,470 Union County Improvement Authority, New Jersey, County Guaranteed
Lease Revenue Bonds, Union County Administration Complex Project,
Series 2024, 4.125%, 4/15/54
4/34 at 100.00 1,424,842

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
Union County Improvement Authority, New Jersey, General Obligation
Lease Bonds, Juvenile Detention Center Facility Project, Refunding Series
2015A:
$ 1,420 5.500%, 5/01/28 No Opt. Call $ 1,542,057
1,425 5.500%, 5/01/29 No Opt. Call 1,580,548
1,000 5.500%, 5/01/30 No Opt. Call 1,128,925
1,830 5.500%, 5/01/31 No Opt. Call 2,107,060
1,915 5.500%, 5/01/32 No Opt. Call 2,233,086
1,990 5.500%, 5/01/33 No Opt. Call 2,356,579
2,075 5.500%, 5/01/34 No Opt. Call 2,493,392
14,615 Union County Improvement Authority, New Jersey, Lease Revenue Bonds,
Plainfield - Park Madison Redevelopment Project, Refunding Series
2013A, 5.000%, 3/01/34
No Opt. Call 16,109,580
Total Tax Obligation/Limited 253,853,396
Transportation - 28.9% (17.5% of Total Investments)
Delaware River and Bay Authority, Delaware and New Jersey, Revenue
Bonds, Refunding Series 2024B:
1,000 5.000%, 1/01/42 1/34 at 100.00 1,086,994
1,000 5.000%, 1/01/43 1/34 at 100.00 1,082,698
1,575 Delaware River and Bay Authority, Delaware and New Jersey, Revenue
Bonds, Series 2019, 4.000%, 1/01/44
1/29 at 100.00 1,549,078
665 Delaware River and Bay Authority, Delaware and New Jersey, Revenue
Bonds, Series 2024A, 5.000%, 1/01/49
1/34 at 100.00 708,816
Delaware River Joint Toll Bridge Commission, New Jersey and
Pennsylvania, Bridge System Revenue Bonds, Refunding Series 2015:
1,000 4.000%, 7/01/34 - BAM Insured 7/25 at 100.00 993,474
2,820 4.000%, 7/01/35 - BAM Insured 7/25 at 100.00 2,820,069
Delaware River Joint Toll Bridge Commission, New Jersey and
Pennsylvania, Bridge System Revenue Bonds, Refunding Series 2019B:
2,005 5.000%, 7/01/28 No Opt. Call 2,119,297
1,520 5.000%, 7/01/29 No Opt. Call 1,621,575
Delaware River Joint Toll Bridge Commission, New Jersey and
Pennsylvania, Bridge System Revenue Bonds, Series 2017:
2,820 5.000%, 7/01/42 7/27 at 100.00 2,922,265
10,210 5.000%, 7/01/47 7/27 at 100.00 10,405,370
Delaware River Joint Toll Bridge Commission, New Jersey and
Pennsylvania, Bridge System Revenue Bonds, Series 2019A:
1,050 5.000%, 7/01/28 No Opt. Call 1,109,856
1,350 5.000%, 7/01/29 No Opt. Call 1,440,215
1,015 5.000%, 7/01/30 7/29 at 100.00 1,091,222
10,035 Delaware River Port Authority, New Jersey and Pennsylvania, Revenue
Bonds,  Series 2013, 5.000%, 1/01/40
7/24 at 100.00 10,043,913
2,325 Delaware River Port Authority, New Jersey and Pennsylvania, Revenue
Bonds, Series 2018A, 5.000%, 1/01/37
1/29 at 100.00 2,476,589
New Jersey Economic Development Authority, Private Activity Bonds, The
Goethals Bridge Replacement Project, Series 2013:
6,355 5.375%, 1/01/43, (AMT) 7/24 at 100.00 6,357,547
7,815 5.625%, 1/01/52, (AMT) 7/24 at 100.00 7,820,236
2,800 New Jersey Economic Development Authority, Special Facilities Revenue
Bonds, Continental Airlines Inc., Series 1999, 5.250%, 9/15/29, (AMT)
7/24 at 100.50 2,803,264
2,250 New Jersey Economic Development Authority, Special Facilities Revenue
Bonds, Continental Airlines Inc., Series 2000A & 2000B, 5.625%, 11/15/30,
(AMT)
7/24 at 101.00 2,269,089
New Jersey Economic Development Authority, Special Facility Revenue
Bonds, Port Newark Container Terminal LLC Project, Refunding Series
2017:
5,215 5.000%, 10/01/37, (AMT) 10/27 at 100.00 5,344,641
8,910 5.000%, 10/01/47, (AMT) 10/27 at 100.00 8,974,481
6,570 New Jersey Turnpike Authority, Revenue Bonds, Refunding Series 2015E,
5.000%, 1/01/45
1/25 at 100.00 6,608,566
3,065 New Jersey Turnpike Authority, Revenue Bonds, Series 2005A, 5.250%,
1/01/29 - AGM Insured
No Opt. Call 3,324,106

Nuveen New Jersey Quality Municipal Income Fund
(continued)
Portfolio of Investments
May 31, 2024
(Unaudited)

NXJ
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Transportation (continued)
New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series 2021A:
$ 1,000 4.000%, 1/01/42 1/31 at 100.00 $ 1,002,238
2,725 4.000%, 1/01/51 1/31 at 100.00 2,591,873
New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series 2022A:
1,250 4.000%, 1/01/42 7/32 at 100.00 1,253,347
2,500 4.000%, 1/01/43 7/32 at 100.00 2,497,299
7,500 (d) New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series 2022B,
5.250%, 1/01/52, (UB)
1/33 at 100.00 8,125,754
New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series 2024B:
8,500 (d) 4.125%, 1/01/54, (UB) 1/34 at 100.00 8,186,139
3,195 5.250%, 1/01/54 1/34 at 100.00 3,477,706
2,750 Passaic County Improvement Authority, New Jersey, Revenue Bonds,
Paterson Parking Deck Facility, Series 2005, 5.000%, 4/15/35 - AGM
Insured
7/24 at 100.00 2,753,127
2,890 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
One Hundred Seventy Seventh Series 2013, 4.000%, 1/15/43, (AMT)
7/24 at 100.00 2,612,735
Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Eighteen Series 2019:
7,895 4.000%, 11/01/41, (AMT) 11/29 at 100.00 7,477,443
4,000 4.000%, 11/01/47, (AMT) 11/29 at 100.00 3,693,282
Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Fouteen Series 2019:
4,500 4.000%, 9/01/38, (AMT) 9/29 at 100.00 4,376,047
2,500 4.000%, 9/01/39, (AMT) 9/29 at 100.00 2,425,611
1,265 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Thirty-Eighth Series 2023, 5.000%, 7/15/38, (AMT)
7/33 at 100.00 1,351,236
2,000 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Thirty-Four Series 2022, 5.500%, 8/01/52, (AMT)
8/32 at 100.00 2,137,203
Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Thirty-Six Series 2022:
6,000 (d) 5.000%, 1/15/47, (AMT), (UB) 1/33 at 100.00 6,231,479
4,660 (d) 5.000%, 1/15/52, (AMT), (UB) 1/33 at 100.00 4,792,510
3,000 South Jersey Transportation Authority, New Jersey, Transportation System
Revenue Bonds, Refunding Series 2014A, 5.000%, 11/01/39
11/24 at 100.00 3,003,695
1,385 South Jersey Transportation Authority, New Jersey, Transportation System
Revenue Bonds, Series 2020A, 5.000%, 11/01/45
11/30 at 100.00 1,425,412
South Jersey Transportation Authority, New Jersey, Transportation System
Revenue Bonds, Series 2022A:
2,240 4.625%, 11/01/47 11/32 at 100.00 2,253,847
1,000 5.250%, 11/01/52 - BAM Insured 11/32 at 100.00 1,066,718
Total Transportation 157,708,062
U.S. Guaranteed - 8.2% (5.0% of Total Investments) (f)
2,225 Cumberland County Improvement Authority, New Jersey, County General
Obligation Revenue Bonds, Technical High School Project, Series 2014,
5.000%, 9/01/39, (Pre-refunded 9/01/24) - AGM Insured
9/24 at 100.00 2,231,519
1,410 New Jersey Economic Development Authority, Revenue Bonds, United
Methodist Homes of New Jersey Obligated Group Issue, Refunding Series
2014A, 5.000%, 7/01/29, (Pre-refunded 7/01/24)
7/24 at 100.00 1,410,521
New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2015WW:
660 5.250%, 6/15/40, (Pre-refunded 6/15/25) 6/25 at 100.00 671,902
11,455 5.250%, 6/15/40, (Pre-refunded 6/15/25) 6/25 at 100.00 11,661,562
5,950 New Jersey Educational Facilities Authority, Revenue Bonds, Montclair
State University, Series 2014A, 5.000%, 7/01/44, (Pre-refunded 7/01/24)
7/24 at 100.00 5,955,027
9,995 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Barnabas Health, Refunding Series 2014A, 5.000%, 7/01/44, (Pre-
refunded 8/13/24)
8/24 at 100.00 10,015,380
New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Hunterdon Medical Center, Refunding Series 2014A:
2,055 5.000%, 7/01/45, (Pre-refunded 7/01/24) 7/24 at 100.00 2,056,492

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
U.S. Guaranteed (f) (continued)
$ 2,590 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Kennedy Health System Obligated Group Issue, Refunding Series 2012,
3.750%, 7/01/27, (ETM)
No Opt. Call $ 2,582,990
New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Robert Wood Johnson University Hospital Issue, Series 2014A:
4,035 5.000%, 7/01/39, (Pre-refunded 8/13/24) 8/24 at 100.00 4,043,227
2,000 New Jersey Turnpike Authority, Revenue Bonds, Series 2014A, 5.000%,
1/01/31, (Pre-refunded 7/01/24)
7/24 at 100.00 2,001,690
Sparta Township Board of Education, Sussex County, New Jersey, General
Obligation Bonds, Refunding Series 2015:
1,000 5.000%, 2/15/34, (Pre-refunded 2/15/25) 2/25 at 100.00 1,009,734
1,395 5.000%, 2/15/35, (Pre-refunded 2/15/25) 2/25 at 100.00 1,408,580
Total U.S. Guaranteed 45,048,624
Utilities - 6.7% (4.1% of Total Investments)
5,000 Jersey City Municipal Utilities Authority, Hudson County, New Jersey,
Sewer Revenue Project Notes, Series 2024B, 5.000%, 5/01/25
No Opt. Call 5,041,614
New Jersey Economic Development Authority, Energy Facilities Revenue
Bonds, UMM Energy Partners, LLC Project, Series 2012A:
1,000 4.750%, 6/15/32, (AMT) 7/24 at 100.00 995,054
1,225 5.125%, 6/15/43, (AMT) 7/24 at 100.00 1,213,827
1,950 New Jersey Economic Development Authority, Natural Gas Facilities
Revenue Bonds, New Jersey Natural Gas Company Project, Refunding
Series 2011A, 2.750%, 8/01/39
8/24 at 100.00 1,539,773
1,495 New Jersey Economic Development Authority, Natural Gas Facilities
Revenue Bonds, New Jersey Natural Gas Company Project, Refunding
Series 2011C, 3.000%, 8/01/41, (AMT)
8/24 at 100.00 1,161,077
2,355 New Jersey Economic Development Authority, Water Facilities Revenue
Bonds, Middlesex Water Company, Series 2019, 4.000%, 8/01/59, (AMT)
8/29 at 100.00 2,082,942
5,220 New Jersey Infrastructure Bank, Environmental Infrastructure Bonds,
Green Series 2021A-1, 3.000%, 9/01/34
9/30 at 100.00 4,708,955
925 New Jersey Infrastructure Bank, Environmental Infrastructure Bonds,
Green Series 2024A-W1, 5.000%, 9/01/49 , (WI/DD)
9/34 at 100.00 1,006,479
2,700 Passaic County Utilities Authority, New Jersey, Solid Waste Disposal
Revenue Bonds, Refunding Series 2018, 5.000%, 3/01/37
No Opt. Call 3,007,809
Passaic Valley Water Commission, New Jersey, Water System Revenue
Bonds, Series 2023:
320 4.000%, 12/01/48 - AGM Insured 12/32 at 100.00 314,492
1,365 4.000%, 12/01/53 - AGM Insured 12/32 at 100.00 1,315,199
1,500 (e) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A, 5.000%, 7/01/35
7/30 at 100.00 1,564,549
1,000 (e) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B, 4.000%, 7/01/42
7/31 at 100.00 925,699
13,000 Salem County Pollution Control Financing Authority, New Jersey, Revenue
Bonds, Atlantic City Electric Company Project, Refunding Series 2020,
2.250%, 6/01/29
No Opt. Call 11,522,368
Total Utilities 36,399,837
Total Municipal Bonds
(cost $843,101,650) 899,182,357
Total Long-Term Investments
(cost $843,101,650) 899,182,357
Floating Rate Obligations - (11.7)%   (64,055,000)
VRDP Shares, Net - (57.3)% (g) (312,757,005)
Other Assets & Liabilities, Net - 4.3% 23,482,562
Net Assets Applicable to Common Shares - 100% $ 545,852,914

Nuveen New Jersey Quality Municipal Income Fund
(continued)
Portfolio of Investments
May 31, 2024
(Unaudited)

NXJ
a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 899,182,357 $ – $ 899,182,357
Total
$ – $ 899,182,357 $ – $ 899,182,357
(a) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(d) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $9,610,403 or 1.1% of Total Investments.
(f) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(g) VRDP Shares, Net as a percentage of Total Investments is 34.8%.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
IF Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the
Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction. Inverse floating rate trust is a Recourse Trust unless otherwise noted.
WI/DD When-issued or delayed delivery security.